Stock-based Compensation (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011
Additional disclosures
Total unrecognized compensation expense	$ 4,800,000	$ 4,800,000	$ 5,060,000
Weighted average period over which unrecognized compensation is expected to be recognized			4 years
Weighted average
Additional disclosures
Weighted average period over which unrecognized compensation is expected to be recognized		3 years 6 months
Stock option
Summary of stock option activity - Shares
Options outstanding at the beginning of the period (in shares)		3,950,000	1,462,000
Granted (in shares)		198,000	2,831,000
Exercised (in shares)		(210,000)	(220,000)
Cancelled (in shares)		(1,000)	(123,000)
Options outstanding at the end of the period (in shares)	3,937,000	3,937,000	3,950,000
Options exercisable at the end of the period (in shares)	1,030,000	1,030,000	1,077,000
Options vested and expected to vest at the end of the period (in shares)	3,827,000	3,827,000	3,843,000
Summary of stock option activity - Weighted-Average Exercise Price (in dollars per share)
Options outstanding at the beginning of the period (in dollars per share)		$ 2.94	$ 1.20
Granted (in dollars per share)		$ 4.21	$ 3.69
Exercised (in dollars per share)		$ 1.23	$ 0.93
Cancelled (in dollars per share)		$ 1.20	$ 2.71
Options outstanding at the end of the period (in dollars per share)	$ 3.10	$ 3.10	$ 2.94
Options exercisable at the end of the period (in dollars per share)	$ 1.53	$ 1.53	$ 1.31
Options vested and expected to vest at the end of the period (in dollars per share)	$ 3.10	$ 3.10	$ 2.94
Weighted-Average Contractual Life (In Years)
Options outstanding at the end of the period		8 years 6 months 25 days	8 years 6 months 18 days
Options exercisable at the end of the period		6 years 2 months 15 days	5 years 1 month 2 days
Options vested and expected to vest at the end of the period		8 years 6 months 25 days	8 years 6 months 18 days
Aggregate Intrinsic Value
Options outstanding at the end of the period	4,617,000	4,617,000	3,744,000
Options exercisable at the end of the period	2,826,000	2,826,000	2,784,000
Options vested and expected to vest at the end of the period	4,257,000	4,257,000	3,708,000
Additional disclosures
Total grant date fair value of stock options vested	130,000	270,000	384,000
Aggregate intrinsic value of options vested during the period	$ 155,000	$ 286,000